Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Rental Payments For Operating Leases
The following table presents the future minimum lease commitments under the Company’s operating leases as of December 31, 2021, as previously disclosed (in thousands):

	Operating Leases	Lease Termination Agreement
2022	$459	$293
2023	4	49

Total minimum payments	$463	$342

Future minimum lease payments under
non-cancelable
operating leases, and future payments under the Lease Termination Agreement, as of December 31, 2021 are as follows (in thousands):

	Operating Leases	Lease Termination Agreement
2022	$459	$293
2023	4	49
2024 and thereafter	—	—

Total minimum payments	$463	$342